UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 5.5%
Boeing Co. (The)	190,000	$16,311,500
Honeywell International, Inc.	210,000	15,823,500
Lockheed Martin Corp.	125,000	12,065,000
United Technologies Corp.	165,000	15,415,950

		$59,615,950

Chemicals — 4.9%
Cytec Industries, Inc.	75,000	$5,556,000
LyondellBasell Industries NV, Class A	290,000	18,354,100
Monsanto Co.	150,000	15,844,500
PPG Industries, Inc.	100,000	13,394,000

		$53,148,600

Commercial Banks — 7.8%
KeyCorp	1,150,000	$11,454,000
PNC Financial Services Group, Inc.	432,000	28,728,000
Regions Financial Corp.	2,000,000	16,380,000
Wells Fargo & Co.	761,672	28,174,247

		$84,736,247

Communications Equipment — 2.8%
QUALCOMM, Inc.	450,000	$30,127,500

		$30,127,500

Computers & Peripherals — 3.9%
Apple, Inc.	94,500	$41,828,535

		$41,828,535

Consumer Finance — 1.0%
Discover Financial Services	250,000	$11,210,000

		$11,210,000

Containers & Packaging — 0.2%
Amcor, Ltd.	241,861	$2,343,280

		$2,343,280

Diversified Financial Services — 5.4%
Bank of America Corp.	1,420,000	$17,295,600
Citigroup, Inc.	420,000	18,580,800
JPMorgan Chase & Co.	470,000	22,306,200

		$58,182,600

Diversified Telecommunication Services — 1.9%
Telstra Corp., Ltd.	4,500,000	$21,159,473

		$21,159,473

Electric Utilities — 0.5%
Edison International	120,000	$6,038,400

		$6,038,400

Energy Equipment & Services — 1.7%
Halliburton Co.	450,000	$18,184,500

		$18,184,500

Security	Shares	Value
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	180,000	$19,099,800

		$19,099,800

Food Products — 5.7%
Hershey Co. (The)	140,000	$12,254,200
Kraft Foods Group, Inc.	250,000	12,882,500
Mondelez International, Inc., Class A	405,000	12,397,050
Nestle SA	225,000	16,284,282
Orkla ASA	1,000,000	8,038,444

		$61,856,476

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	200,000	$7,064,000
Covidien PLC	325,000	22,048,000

		$29,112,000

Hotels, Restaurants & Leisure — 2.6%
McDonald’s Corp.	284,000	$28,311,960

		$28,311,960

Household Products — 0.7%
Svenska Cellulosa AB, Class B	300,000	$7,745,376

		$7,745,376

Industrial Conglomerates — 2.1%
General Electric Co.	1,000,000	$23,120,000

		$23,120,000

Insurance — 1.7%
Aflac, Inc.	350,000	$18,207,000

		$18,207,000

IT Services — 7.6%
Accenture PLC, Class A	460,000	$34,946,200
International Business Machines Corp.	140,000	29,862,000
Visa, Inc., Class A	102,000	17,323,680

		$82,131,880

Machinery — 1.2%
Deere & Co.	150,000	$12,897,000

		$12,897,000

Media — 3.1%
Comcast Corp., Class A	455,000	$19,114,550
Walt Disney Co. (The)	250,000	14,200,000

		$33,314,550

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$6,620,000

		$6,620,000

Multi-Utilities — 1.6%
National Grid PLC	600,000	$6,971,854
Sempra Energy	125,000	9,992,500

		$16,964,354

Security	Shares	Value
Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	185,000	$21,981,700
Enbridge, Inc.	250,000	11,635,000
HollyFrontier Corp.	255,000	13,119,750
Kinder Morgan Management, LLC(1)	252,773	22,206,108
Marathon Oil Corp.	400,000	13,488,000
Occidental Petroleum Corp.	199,000	15,595,630
Phillips 66	330,000	23,090,100

		$121,116,288

Pharmaceuticals — 9.5%
AstraZeneca PLC	410,000	$20,565,893
Pfizer, Inc.	935,000	26,984,100
Roche Holding AG PC	65,000	15,152,994
Sanofi	315,000	32,125,379
Zoetis, Inc.(1)	246,894	8,246,260

		$103,074,626

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	46,072	$5,835,940

		$5,835,940

Road & Rail — 1.3%
Union Pacific Corp.	100,000	$14,241,000

		$14,241,000

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	250,000	$11,622,500

		$11,622,500

Software — 4.3%
Microsoft Corp.	1,020,000	$29,182,200
Oracle Corp.	550,000	17,787,000

		$46,969,200

Specialty Retail — 3.1%
Home Depot, Inc. (The)	220,000	$15,351,600
Industria de Diseno Textil SA	39,000	5,197,157
TJX Companies, Inc. (The)	280,000	13,090,000

		$33,638,757

Tobacco — 1.5%
British American Tobacco PLC	303,000	$16,247,619

		$16,247,619

Total Common Stocks — 99.5% (identified cost $807,684,179)		$1,078,701,411

Other Assets, Less Liabilities — 0.5%		$4,878,193

Net Assets — 100.0%		$1,083,579,604

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.5%	$839,886,360
Ireland	5.2	56,994,200
United Kingdom	4.0	43,785,366
France	3.0	32,125,379
Switzerland	2.9	31,437,276
Australia	2.2	23,502,753
Netherlands	1.7	18,354,100
Canada	1.1	11,635,000
Norway	0.7	8,038,444
Sweden	0.7	7,745,376
Spain	0.5	5,197,157

Total Common Stocks	99.5%	$1,078,701,411

A summary of open financial instruments at March 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	British Pound Sterling 8,361,112	United States Dollar 12,671,349	Citibank NA	$(31,059)
4/30/13	British Pound Sterling 8,361,112	United States Dollar 12,670,697	Standard Chartered Bank	(31,711)
4/30/13	British Pound Sterling 8,361,112	United States Dollar 12,670,722	State Street Bank and Trust Co.	(31,686)
4/30/13	Euro 10,882,662	United States Dollar 13,993,906	Citibank NA	41,509
4/30/13	Euro 10,882,662	United States Dollar 13,992,938	Standard Chartered Bank	40,540
4/30/13	Euro 10,882,662	United States Dollar 13,994,069	State Street Bank and Trust Co.	41,672

				$29,265

At March 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $123,721 and $94,456, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$807,853,354

Gross unrealized appreciation	$271,120,377
Gross unrealized depreciation	(272,320)

Net unrealized appreciation	$270,848,057

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$90,068,110	$5,197,157	$—	$95,265,267
Consumer Staples	56,633,550	48,315,721	—	104,949,271
Energy	139,300,788	—	—	139,300,788
Financials	178,171,787	—	—	178,171,787
Health Care	64,342,360	67,844,266	—	132,186,626
Industrials	109,873,950	—	—	109,873,950
Information Technology	212,679,615	—	—	212,679,615
Materials	59,768,600	2,343,280	—	62,111,880
Telecommunication Services	—	21,159,473	—	21,159,473
Utilities	16,030,900	6,971,854	—	23,002,754
Total Common Stocks	$926,869,660	$151,831,751 *	$—	$1,078,701,411
Forward Foreign Currency Exchange Contracts	$—	$123,721	$—	$123,721
Total	$926,869,660	$151,955,472	$—	$1,078,825,132

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(94,456)	$—	$(94,456)
Total	$—	$(94,456)	$—	$(94,456)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013